Management of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity	$ 2,201,618	$ 2,636,008	$ 2,605,839
Equity attributable to owners of parent [member]
Equity	$ 2,195,479	$ 2,631,554	$ 2,602,519